Investments in Companies Accounted for at Equity (Details) - Schedule of Operating Results of TSG - TSG [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in Companies Accounted for at Equity (Details) - Schedule of Operating Results of TSG [Line Items]
Revenues	$ 79,449	$ 69,714	$ 77,035
Net income (loss)	2,587	(2,780)	2,104
Other comprehensive income (loss)	1,236	(6,107)	255
Total comprehensive income (loss)	$ 3,823	$ (8,887)	$ 2,359
Company’s share in TSG	50.00%	50.00%	50.00%
Company's share of total comprehensive income before amortization of excess cost of intangible assets net of tax	$ 1,912	$ (4,444)	$ 1,180
Amortization of excess cost of intangible assets net of tax	(608)	(637)	(712)
Company’s share of total comprehensive income (loss)	1,305	(5,081)	468
Company’s share of other comprehensive income (loss)	678	(3,053)	128
Company’s share of profit (loss)	686	(2,027)	340
Operating results total	$ 1,364	$ (5,081)	$ 468